Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000252269 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000252269 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000252269 | 78467X109 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000252269 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000252269 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000236830 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236830 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236830 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236830 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236830 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236830 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236830 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236830 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236830 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236830 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236830 | Equities81369Y407
Holdings [Line Items]
Percent of Total Investments	100.00%